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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ] Amendment Number : ________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 21st Floor
         New York, NY 10153

Form 13F File Number: 28-06339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Jackelow
Title:   Chief Financial Officer
Phone:   212-457-8010

Signature, Place, and Date of Signing:


/s/ Brian Jackelow                    New York, NY           November 14, 2008
------------------------------   ----------------------   ----------------------
(Signature)                           (City, State)               (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         11

Form 13F Information Table Value Total:    269,474
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-06341               SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

       COLUMN 1         COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
----------------------  --------  --------   --------  --------------------  ----------  --------  -----------------------
                                                                                                       VOTING AUTHORITY
                        TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER   -----------------------
    NAME OF ISSUER        CLASS     CUSIP     (X1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
----------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
AMERICAN APPAREL INC       COM    023850100    18,023  2,197,955  SH         DEFINED         1     2,197,955       0     0
AMERICAN CAPITAL
   AGENCY CORP             COM    02503X105     3,847    222,087  SH         DEFINED         1       222,087       0     0
CARE INVESTMENT TRUST
   INC                     COM    141657106    32,981  2,872,903  SH         DEFINED         1     2,872,903       0     0
COLFAX CORP                COM    194014106    25,065  1,500,000  SH         DEFINED         1     1,500,000       0     0
ECHOSTAR CORP              CL A   278768106     4,118    170,856  SH         DEFINED         1       170,856       0     0
MFA MTG INVTS INC          COM    55272X102    56,788  8,736,687  SH         DEFINED         1     8,736,687       0     0
PFSWEB INC               COM NEW  717098206       188     78,084  SH         DEFINED         1        78,084       0     0
RESEARCH IN MOTION LTD     COM    760975102    44,941    658,000  SH         DEFINED         1       658,000       0     0
SOUTHERN UN CO NEW         COM    844030106     4,206    203,673  SH         DEFINED         1       203,673       0     0
TRIPLE-S MGMT CORP         CL B   896749108    21,568  1,323,981  SH         DEFINED         1     1,323,981       0     0
WELLPOINT INC              COM    94973V107    57,749  1,234,744  SH         DEFINED         1     1,234,744       0     0